RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of the activity in the restructuring liability
The following table provides the activity in the restructuring liability:

	2013
	Workforce Reduction	Facilities	Total
Balance, beginning of year	$472	$182	$654
Expensed in year	115	56	171
Disbursements	(548)	(191)	(739)
Foreign exchange	2	—	2
Balance, end of year	$41	$47	$88

Classification:
Accounts payable and accrued liabilities	$41	$47	$88

By restructuring initiative:
May 2009	—	47	47
Wavecom S.A. and prior	41	—	41
	$41	$47	$88

	2012
	Workforce Reduction	Facilities	Total
Balance, beginning of period	$625	$562	$1,187
Expensed in year	2,167	84	2,251
Disbursements	(2,340)	(464)	(2,804)
Adjustments	(21)	—	(21)
Foreign exchange	41	—	41
Balance, end of period	$472	$182	$654

Classification:
Accounts payable and accrued liabilities	$472	$149	$621
Other long term obligations	—	33	33
	$472	$182	$654

By restructuring initiative:
September 2010	$433	$—	$433
May 2009	—	182	182
Wavecom S.A. and prior	39	—	39
	$472	$182	$654